Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Assets:
Cash and cash equivalents	$ 148,619,000	$ 2,958,804	$ 3,429,873	$ 2,958,902
Other investments held to maturity				19,657
Accounts receivable, net	41,873,000	833,643	757,756	696,566
Recoverable taxes	27,243,000	542,365	295,768	112,665
Advance Payment for constructions to related parties	10,760,000	214,209	181,989	38,347
Advance Payments to contractors	5,788,000	115,233	102,776	93,169
Other accounts receivable and prepaid expenses	3,344,000	66,575	42,742	40,261
Total current assets	237,626,000	4,730,829	4,810,904	3,959,567
Non-current assets:
Property, leasehold improvements and equipment, net	135,643,000	2,700,469	2,647,101	2,670,262
Investment in airport concessions, net	513,828,000	10,229,656	9,267,111	8,566,656
Rights of use of leased assets, net	8,953,000	178,247	210,788
Other assets, net	1,739,000	34,621	44,053	77,060
Deferred income taxes	15,961,000	317,758	297,004	316,939
Total non-current assets	676,124,000	13,460,751	12,466,057	11,630,917
Total assets	913,750,000	18,191,580	17,276,961	15,590,484
Current liabilities:
Current portion of long-term debt	151,366,000	3,013,502	36,851	41,425
Current portion of major maintenance provision	22,280,000	443,570	151,554	224,982
Current portion of financial leases	1,334,000	26,553	72,320	12,948
Trade accounts payable	10,249,000	204,048	196,791	203,999
Payable taxes and other accrued expenses	18,594,000	370,188	590,262	515,160
Accounts payable to related parties	8,424,000	167,704	187,515	226,202
Total current liabilities	212,247,000	4,225,565	1,235,293	1,224,716
Non-current liabilities:
Long-term debt	75,188,000	1,496,886	4,506,758	4,543,169
Major maintenance provision	43,921,000	874,415	802,342	718,566
Guarantee deposits	17,617,000	350,738	387,656	312,196
Labor obligations	5,811,000	115,691	106,160	79,905
Financial leases	8,449,000	168,210	148,540	15,858
Deferred income taxes	6,722,000	133,828	202,717	184,147
Total non-current liabilities	157,708,000	3,139,768	6,154,173	5,853,841
Total liabilities	369,955,000	7,365,333	7,389,466	7,078,557
Commitment and contingencies
Shareholders’ equity
Common stock	15,110,000	300,822	301,739	303,394
Additional paid-in capital	1,496,000	29,786	29,786	29,786
Total Contributed capital	16,606,000	330,608	331,525	333,180
Reserve for repurchase of shares	75,344,000	1,500,000	1,257,454	1,466,016
Retained earnings	443,257,000	8,824,666	8,121,937	6,534,804
Accumulated other comprehensive loss	(248,000)	(4,933)	4,194	13,178
Total Earned capital	518,353,000	10,319,733	9,383,585	8,013,998
Controlling interest	534,959,000	10,650,341	9,715,110	8,347,178
Non-controlling interest	8,836,000	175,906	172,385	164,749
Total shareholders’ equity	543,795,000	10,826,247	9,887,495	8,511,927
Total liabilities and shareholders’ equity	$ 913,750,000	$ 18,191,580	$ 17,276,961	$ 15,590,484